Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Income Tax Disclosure [Abstract]
Effective Rate	45.80%	13.70%	20.80%	30.60%	13.50%
Valuation allowance	$ 171		$ 64	$ 42	$ 20
Unrecognized tax benefits	$ 563		$ 437	$ 469	$ 519	$ 465